Leases - Consolidated balance sheet (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
ASSETS
Operating lease right-of-use assets	¥ 13,152				$ 1,907
Less: impairment	(3,017)	$ (438)	¥ 0	¥ 0
Operating lease right-of-use assets, net	10,135		5,104		1,469
LIABILITIES
Short-term operating lease liabilities	5,200		2,589		753
Non-current portion	¥ 7,494		¥ 1,475		$ 1,087